Note 20 - Non-controlling Interest - Summarized Financial Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 1,322,307	$ 1,922,088
Long term assets	51,912,833	49,421,000
Current liabilities	13,332,992	8,474,464
Asset retirement obligation	726,143	715,057	$ 704,123
Net income (loss) for the year	(6,897,397)	(6,434,112)
Non-controlling interests [member]
Statement Line Items [Line Items]
Net income (loss) for the year	(200,015)	(468,354)
Non-controlling interests [member] | Buckreef [member]
Statement Line Items [Line Items]
Current assets	673,074	687,195
Long term assets	19,773,205	20,651,428
Current liabilities	22,183	17,390
Asset retirement obligation	726,143	715,057
Advances from parent	22,374,445	21,653,034
Net income (loss) for the year	(451,057)	(1,345,872)
Non-controlling interests [member] | NWBM [member]
Statement Line Items [Line Items]
Current assets
Long term assets
Current liabilities		7,462
Advances from parent	1,502,491	1,499,448
Net income (loss) for the year	$ 10,164	$ (51,668)